1933 Act File No. 33-58846
                                                   1940 Act File No. 811-7538



                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D. C. 20549


                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                       POST-EFFECTIVE AMENDMENT NO. 21 [X]

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT [X]
                                     OF 1940
                              AMENDMENT NO. 21 [X]



                          LORD ABBETT SECURITIES TRUST
                Exact Name of Registrant as Specified in Charter


                     767 Fifth Avenue, New York, N.Y. 10153
                      Address of Principal Executive Office

                  Registrant's Telephone Number (212) 848-1800


                         Thomas F. Konop, Vice President
                     767 Fifth Avenue, New York, N.Y. 10153
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

   X      immediately on filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485


          60 days after filing pursuant to paragraph (a) of Rule 485 on (date) pursuant to paragraph (a) (i) of Rule 485

          75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on (date) pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

          this post-effective amendment designates a new effective date for a previously filed post-effective amendment





                          LORD ABBETT SECURITIES TRUST
                                      N-1A
                           Cross Reference Sheet
                         Post-Effective Amendment No.21

This Post-Effective Amendment No. 21 (the "Amendment") to the Registrant's Registration Statement relates only to filing of exhibits which accompany Post-Effective Amendment No. 20.

The other series and classes of shares of the Registrant are listed below and are offered by the Prospectus and Statement of Additional Information in Parts A and B, respectively, of the Post-Effective Amendments to the Registrant's Registration Statement as identified. The following are separate series and or classes or shares of the Registrant. This Amendment does not relate to, amend or otherwise affect the Prospectus and Statement of Additional Information contained in the prior Post-Effective Amendments listed below, and pursuant to Rule 485(d) under the Securities Act of 1933, does not affect the effectiveness of such Post-Effective Amendments.

                                                                  POST-EFFECTIVE
                                                                   AMENDMENT NO.

                         Alpha Series - Class A, B, C             17
                        International Series - Class Y            16
                           Growth & Income Series;                20
                           International Series; World
                              Bond-Debenture Series


Form N-1A                              Location In Prospectus or
Item No.                               Statement of Additional Information

1                                      Cover Page
2                                      Fee Table
3                                      Financial Highlights
4 (a) (i)                              Cover Page
4 (a) (ii)I                            Investment Objectives
4 (b) (c)                              How We Invest
5 (a) (b) (c)                          Our Management; Last Page
5 (d)                                  N/A
5 (e)                                  Our Management
5 (f)                                  Our Management
5 (g)                                  Purchases
6 (a)                                  Cover Page
6 (b)  (c) (d)                         N/A
6 (e)                                  Cover Page; Purchases
6 (f)  (g)                             Dividends, Capital Gains
                                       Distributions and Taxes
6 (h)                                  Purchases
7 (a)                                  Back Cover Page
7 (b) (c) (d)                          Purchases
8 (a)  (b) (c) (d)                     Redemptions
                                       Purchases, Redemptions and Shareholder
                                       Services
9                                      N/A
10                                     Cover Page
11                                     Cover Page -- Table of Contents
12                                     N/A
13 (a)  (b) (c) (d)                    Investment Objectives and Policies

14                                     Trustees and Officers
15 (a)  (b) (c)                        Trustees and Officers
16 (a) (i)                             Investment Advisory and Other
                                       Services
16 (a) (ii)                            Trustees and Officers
16 (a) (iii)                           Investment Advisory and Other
                                       Services
16 (b)                                 Investment Advisory and Other Services
16 (c)  (d) (e) (g)                    N/A
16 (f)                                 Purchases, Redemptions and Shareholder
                                       Services
16 (h)                                 Investment Advisory and Other Services
16 (i)                                 N/A
17 (a)                                 Portfolio Transactions
17 (b)                                 N/A
17 (c)                                 Portfolio Transactions
17 (d) (e)                             N/A
18 (a)                                 Cover Page
18 (b)                                 N/A
19 (a) (b)                             Purchases;   Redemptions  and
                                       Shareholder  Services;   Notes  to
                                       Financial
                                       Statements



Form N-1A                              Location in Prospectus or
Item No.                               Statement of Additional Information

19 (c)                                 N/A
20                                     Taxes
21 (a)                                 Purchases, Redemptions and Shareholder
                                       Services
21 (b) (c)                             N/A
22                                     N/A
22 (b)                                 Past Performance
23                                     Financial Statements; Supplementary





PART C            OTHER INFORMATION

Item 24.          Financial Statements and Exhibits


                  (b)    Exhibits -
                         99.B11 Unanimous Shareholder's Consent*
                         99.B11 Consent of Deloitte & Touche

                         * Filed Herewith


                         Exhibit items not listed above have either already been
filed or are not applicable.


Item 25.          Persons Controlled by or Under Common Control with Registrant

                  None.


Item 26.          Number of Record Holders of Securities
                  (as of February 20, 1998)

                  Growth & Income Series
                                 Class A - 3,482
                                 Class B -   207
                                 Class C - 4,468

                  International Series

                                 Class A - 4,240
                                 Class B -   918
                                 Class C -   953

Item 27.          Indemnification

                  The Registrant is a Delaware Business Trust established under Chapter 38 of Title 12 of the Delaware Code. The Registrant's Declaration and Instrument of Trust at Section 4.3 relating to indemnification of Trustees, officers, etc. states the following.

                  The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or any Series thereof. Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Trust), then the indemnity shall be paid only out of the assets of the affected Series. No individual shall be indemnified hereunder against any liability to the Trust or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Trust or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (b) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or
                  (c) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual). In addition, unless a matter is disposed of with a court determination (i) on the merits that such Trustee, officer, employee or agent was not liable or (ii) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                  The Trustees may make advance payments out of the assets of the Trust or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this
                  Section 4.3. The indemnified Trustee, officer, employee or agent shall give a written undertaking to reimburse the Trust or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and (a) the indemnified Trustee, officer, employee or agent shall provide security for his or her undertaking, (b) the Trust shall be insured against losses arising by reason of lawful advances, or (c) a majority of a quorum of disinterested Trustees or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser

                  Lord, Abbett & Co. acts as investment manager and/or principal underwriter for twelve other Lord Abbett open-end investment companies (of which it is principal underwriter for thirteen), and as investment adviser to approximately 6,220 private accounts as of December 31, 1997. Other than acting as Trustees (directors) and/or officers of open-end investment companies managed by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, partner or trustee of any entity except as follows:

                  John J. Walsh
                  Trustee
                  Brooklyn Hospital
                  Parkside Avenue
                  Brooklyn, N.Y.

Item 29.          Principal Underwriter

                  (a)      Lord Abbett Affiliated Fund, Inc.
                           Lord Abbett Bond-Debenture Fund, Inc.
                           Lord Abbett Mid-Cap Value Fund, Inc.
                           Lord Abbett Developing Growth Fund, Inc.
                           Lord Abbett Tax-Free Income Fund, Inc.
                           Lord Abbett Government Securities Money Market Fund Inc.
                           Lord Abbett Tax-Free Income Trust
                           Lord Abbett Global Fund, Inc.
                           Lord Abbett Equity Fund
                           Lord Abbett Series Fund, Inc.
                           Lord Abbett Research Fund, Inc.
                           Lord Abbett Investment Trust

                  Investment Adviser
                           American Skandia Trust (Lord Abbett Growth and Income Portfolio)

                  (b) The partners of Lord, Abbett & Co. are:

                           Name and Principal             Positions and Offices
                           Business Address (1)               with Registrant

                           Robert S. Dow Chairman and President
                           Paul A. Hilstad           Vice President & Secretary
                           Stephen I. Allen                   Vice President
                           Zane E. Brown Vice President
                           Daniel E. Carper                   Vice President
                           Daria L. Foster                    Vice President
                           Robert G. Morris                   Vice President
                           Robert J. Noelke                   Vice President
                           E. Wayne Nordberg                  Vice President
                           John J. Walsh Vice President

                  The other general partners of Lord, Abbett & Co. who are neither officers nor directors of the Registrant are W. Thomas Hudson and Michael McLaughlin.

                  (1) Each of the above has a principal business address at 767 Fifth Avenue, New York, NY
                           10153

                  (c)      Not applicable

Item 30.          Location of Accounts and Records

                  Registrant maintains the records, required by Rules 31a - 1(a) and (b), and 31a - 2(a) at its main office.

                  Lord, Abbett & Co. maintains the records required by Rules 31a - 1(f) and 31a - 2(e) at its main office.

                  Certain records such as correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 31.          Management Services

                  None.

Item 32.          Undertakings

                  The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).